S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 09, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Benjamin A. Friedman
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Executive Officer